GOODWILL ON ACQUISITIONS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL ON ACQUISITIONS, NET
Schedule of goodwill
Total
Balance as of December 31, 2021	-
Acquisition of Oriental Wisdom	$9,481,547
Balance as of December 31, 2022	9,481,547
Impairment of goodwill in relation to Oriental Wisdom	(2,734,004)
Balance as of December 31, 2023	$6,747,543